REVENUES - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenues	$ 679,008	$ 9,557	$ 3,687
Chinese mainland
REVENUES
Revenues	419,448	8,816	3,109
UK
REVENUES
Revenues	83,827	437	439
Japan
REVENUES
Revenues	26,390
AUSTRALIA
REVENUES
Revenues	20,335
Belgium
REVENUES
Revenues	20,701
France
REVENUES
Revenues	16,341
Italy
REVENUES
Revenues	14,650
Germany
REVENUES
Revenues	15,904
Netherlands
REVENUES
Revenues	13,729
Others
REVENUES
Revenues	47,683	304	139
Goods
REVENUES
Revenues	660,158	1,186	369
Goods | Third parties
REVENUES
Revenues	656,726	1,163	369
Goods | Related parties
REVENUES
Revenues	3,432	23	0
BEV lifestyle models | Third parties
REVENUES
Revenues	464,172
BEV lifestyle models | Related parties
REVENUES
Revenues	1,093
Sports cars | Third parties
REVENUES
Revenues	183,160	828	369
Sports cars | Related parties
REVENUES
Revenues	951
Others | Third parties
REVENUES
Revenues	9,394	335
Others | Related parties
REVENUES
Revenues	1,388	23
Service
REVENUES
Revenues	18,850	8,371	3,318
Service | Third parties
REVENUES
Revenues	6,277	27	38
Service | Related parties
REVENUES
Revenues	$ 12,573	$ 8,344	$ 3,280